Terry H. Lin Associate General Counsel Advocacy & Oversight 730 Third Avenue | 13th Floor New York, NY 10017 Tel: (212) 916.5818 Fax: (212) 916.6980 Terry.Lin@tiaa.org

September 30, 2016

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Rule 497(j) Filing for the Funds of Funds Statement of Additional Information (“SAI”) of the TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of SAI that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the SAI contained in Post-Effective Amendment No. 97 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on September 27, 2016.

Please contact the undersigned at (212) 916-5818 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Terry H. Lin

Terry H. Lin